UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       August 11, 2006
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      386,392 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTH  VOTING AUTH
                           OF                  X1000                    DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E

ACCURIDE CORP              COMMON   004398103  50,911    4628300   N    SOLE       4628300   0    0
AMERICAN DENTAL PARTNERS   COMMON   025353103  34,190    2107894   N    SOLE       2107894   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102  6,543     817873    N    SOLE       817873    0    0
BIG 5 SPORTING GOODS CORP  COMMON   08915P101  2,481     127684    N    SOLE       127684    0    0
BRISTOL WEST HOLDINGS INC  COMMON   11037M105  53,269    3673700   N    SOLE       3673700   0    0
CARMIKE CINEMAS INC        COMMON   143436400  19,540    929167    N    SOLE       929167    0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105  9,858     547347    N    SOLE       547347    0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101  19,950    746900    N    SOLE       746900    0    0
CONCORDE CAREER COLLEGES   COMMON   20651H201  3,260     167159    N    SOLE       167159    0    0
INC
DATAMIRROR CORP            COMMON   237926100  12,881    1370297   N    SOLE       1370297   0    0
DIGITAL INSIGHT CORP       COMMON   25385P106  1,563     66246     N    SOLE       66246     0    0
DOMINOS PIZZA INC          COMMON   25754A201  1,203     52900     N    SOLE       52900     0    0
ENERSYS COM                COMMON   29275Y102  30,893    1713406   N    SOLE       1713406   0    0
HINES HORTICULTURE INC     COMMON   433245107  1,991     780768    N    SOLE       780768    0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103  430       10470     N    SOLE       10470     0    0
INTERSECTIONS INC          COMMON   460981301  6,957     632464    N    SOLE       632464    0    0
PANTRY INC DEL             COMMON   698657103  18,462    374567    N    SOLE       374567    0    0
PETCO ANIMAL SUPPLIES INC  COMMON   716016209  2,267     80775     N    SOLE       80775     0    0
PROQUEST COMPANY           COMMON   74346P102  15,367    1297886   N    SOLE       1297886   0    0
REGAL ENTERTAINMENT GROUP  COMMON   758766109  20,873    1061700   N    SOLE       1061700   0    0
REGIS CORPORATION          COMMON   758932107  2,233     66300     N    SOLE       66300     0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105  40,583    2441796   N    SOLE       2441796   0    0
RURAL METRO CORP           COMMON   781748108  19,280    2766091   N    SOLE       2766091   0    0
TEMPUR PEDIC INTERNATIONAL COMMON   88023U101  1,776     122457    N    SOLE       122457    0    0
INC
TIMBERLAND CO  CL A        COMMON   887100105  2,876     111700    N    SOLE       111700    0    0
WEBSENSE INC               COMMON   947684106  3,953     210828    N    SOLE       210828    0    0
WESTELL TECHNOLOGIES INC-  COMMON   957541105  2,802     1228730   N    SOLE       1228730   0    0
CL A




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